Defined Benefit Plans - Additional Information (Detail) € in Millions		12 Months Ended
	Sep. 01, 2023 EUR (€)	Dec. 31, 2023 EUR (€) yr Plans	Dec. 31, 2022 EUR (€) yr	Dec. 31, 2021 EUR (€)
Disclosure of defined benefit plans [Line Items]
Plan benefit liability		€ 546	€ 409	€ 3,824
Defined benefit plan deficit		(95)	(15)
Defined benefit obligation, at present value		€ 3,165	€ 3,098
Aegon United Kingdom [member]
Disclosure of defined benefit plans [Line Items]
Remaining average duration of defined benefits obligation | yr		14.9	15.3
Defined benefit plan deficit		€ 103	€ 87
Contributions were paid into scheme		€ 37	€ 38
Percentage of investment assets allocation in primary equities		16.00%
Percentage of investment liability allocation in fixed interest and inflation-linked bonds and related derivatives		84.00%
Actuarial assumption of discount rates		4.79%	4.96%
Transamerica Corporation [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit plans deficit		€ (216)	€ (102)
Employer contribution to pension plan	€ 45
Number of benefit plans | Plans		2
Remaining average duration of defined benefits obligation | yr		9	9.8
Transamerica Corporation [member] | United States [member] | Supplemental pension and retirement plan [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit plans unfunded		€ 174	€ 197
Transamerica Corporation [member] | United States [member] | Post employment healthcare benefits [member]
Disclosure of defined benefit plans [Line Items]
Plan benefit liability		€ 176	€ 184
Aegon Nederland N.V. [member]
Disclosure of defined benefit plans [Line Items]
Remaining average duration of defined benefits obligation | yr		21.9
Remaining Weighted Average Duration Of Other Post Employment Benefit Plans		12 years
Unfunded Post Employment Benefit Plans Liabilities		€ 5
Remaining Average Duration Of Expected Guaranteed Premium And Management Fee | yr		16.9
Actuarial assumption of discount rates		3.42%
Defined benefit obligation, at present value		€ 90
Aegon Nederland N.V. [member] | Reimbursement Rights [Member]
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation, at present value		€ 69